SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 item	Dec. 31, 2011	Jan. 01, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of ownership	20.00%
Number of reportable segments	2
Length of fiscal period	364 days	364 days	364 days
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 68.0	$ 65.0	$ 69.7
Income taxes, net of refunds	97.7	70.5	94.5
Capital expenditure accrued but not paid	$ 12.0	$ 9.5	$ 12.4